EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2018	Dec. 23, 2018	Jan. 01, 2018	Dec. 31, 2016	Aug. 18, 2016
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ (178,000)
Number of shares placed (in shares) (in Shares)		60,849,592
Number of shares for subscription and payment expired		$ 1,500,000
Number of additional shares subscription (in shares) (in Shares)				30,349,907
Number of shares pending of subscription and payment (in Shares)	466,832
Number of revised authorized shares capital stock (in shares) (in Shares)	606,407,693	606,874,525	608,374,525
Transactions with non-controlling interest	$ (1,605,000)	$ 79,908,000	$ 90,457,000			$ 91,147,000	$ 88,644,000
Loss due to acquisition on minority interest	(184,135)
Increase (decrease) by application of new accounting standards		(9,548,000)	(245,645,000)
Initial balance Restated			$ (460,173,000)
Ordinary shares [member]
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ 3,146,265,000	$ 3,146,265,000
Number of shares subscribed and paid capital (in shares) (in Shares)	606,407,693	606,407,693
Number of shares issued (in shares) (in Shares)								61,316,424
Number of shares for subscription and payment expired (in shares) (in Shares)					30,499,685
Number of shares for subscription and payment expired					$ 304,996,850
Number of additional shares subscription				$ 303,499,070
Number of shares pending of subscription and payment (in Shares)	466,832
Number of revised authorized shares capital stock (in shares) (in Shares)	606,874,525
Lan Pax Group S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	$ (3,480,000)
Lan Pax Group S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(21,526,000)
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(20,000)
Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(2,000)
Aerovias de Integracion Regional Aires [Member] | Lan S.A. [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	$ (885,000)
Number Of Shares [Member]
EQUITY (Details) [Line Items]
Number of shares subscribed and paid capital (in shares) (in Shares)	606,407,693	606,407,693	606,407,693
Issuance Cost			$ 3,299,000
Increase (decrease) by transfers and other changes (in shares) (in Shares)			10,282
Movement Value Of Shares [Member]
EQUITY (Details) [Line Items]
Increase (decrease) by transfers and other changes			$ 156,000
Retained earnings [member]
EQUITY (Details) [Line Items]
Increase (decrease) by transfers and other changes		$ 4,752,000,000
Increase (decrease) by application of new accounting standards		$ (9,548,000)	$ (460,173,000)